Income Taxes (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Taxes [Abstract]
Valuation allowance		$ 112,138
U.S. federal and state income taxes	$ 0	322,025
Deferred tax liability		$ 78,955